Quarterly Holdings Report
for
Fidelity® Intermediate Bond Fund
November 30, 2021
IBF-NPRT1-0122
1.813081.117
Nonconvertible Bonds - 39.1%
	Principal Amount (a) (000s)	Value ($) (000s)
COMMUNICATION SERVICES - 1.5%
Diversified Telecommunication Services - 0.7%
AT&T, Inc. 1.65% 2/1/28	6,534	6,357
NTT Finance Corp.:
1.162% 4/3/26 (b)	7,525	7,391
1.591% 4/3/28 (b)	10,400	10,241
Verizon Communications, Inc.:
2.1% 3/22/28	2,837	2,830
2.355% 3/15/32 (b)	2,543	2,517
		29,336
Entertainment - 0.1%
The Walt Disney Co. 3% 9/15/22	2,241	2,285
Media - 0.4%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.464% 7/23/22	6,000	6,106
4.908% 7/23/25	4,820	5,318
Comcast Corp.:
3.1% 4/1/25	281	296
3.95% 10/15/25	3,064	3,341
Discovery Communications LLC 3.625% 5/15/30	1,652	1,767
		16,828
Wireless Telecommunication Services - 0.3%
T-Mobile U.S.A., Inc.:
2.625% 4/15/26	8,500	8,501
3.5% 4/15/25	4,200	4,443
		12,944
TOTAL COMMUNICATION SERVICES		61,393
CONSUMER DISCRETIONARY - 2.0%
Automobiles - 1.2%
General Motors Financial Co., Inc.:
1.05% 3/8/24	2,011	1,998
1.25% 1/8/26	12,329	12,023
3.25% 1/5/23	5,500	5,633
4.15% 6/19/23	6,023	6,291
4.35% 4/9/25	6,000	6,487
Volkswagen Group of America Finance LLC:
1.25% 11/24/25 (b)	12,290	12,092
2.9% 5/13/22 (b)	2,713	2,741
3.125% 5/12/23 (b)	2,363	2,437
		49,702
Household Durables - 0.1%
Toll Brothers Finance Corp. 4.875% 11/15/25	4,400	4,818
Multiline Retail - 0.4%
Dollar Tree, Inc. 4% 5/15/25	12,200	13,146
Specialty Retail - 0.3%
AutoZone, Inc.:
3.625% 4/15/25	541	577
3.7% 4/15/22	3,290	3,303
O'Reilly Automotive, Inc. 4.2% 4/1/30	560	636
Ross Stores, Inc. 0.875% 4/15/26	8,093	7,848
The Home Depot, Inc. 2.5% 4/15/27	357	374
		12,738
TOTAL CONSUMER DISCRETIONARY		80,404
CONSUMER STAPLES - 2.1%
Beverages - 0.3%
Anheuser-Busch InBev Worldwide, Inc. 3.5% 6/1/30	6,900	7,546
Molson Coors Beverage Co. 3% 7/15/26	5,500	5,757
		13,303
Food & Staples Retailing - 0.2%
7-Eleven, Inc.:
0.95% 2/10/26 (b)	2,312	2,230
1.3% 2/10/28 (b)	2,890	2,750
Alimentation Couche-Tard, Inc. 2.95% 1/25/30 (b)	2,725	2,839
		7,819
Food Products - 0.8%
General Mills, Inc. 3.7% 10/17/23	5,017	5,261
JBS Finance Luxembourg SARL 2.5% 1/15/27 (b)	5,240	5,196
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc. 6.75% 2/15/28 (b)	9,400	10,138
JDE Peet's BV 1.375% 1/15/27 (b)	10,197	9,922
		30,517
Tobacco - 0.8%
Altria Group, Inc.:
2.35% 5/6/25	1,004	1,032
4.8% 2/14/29	1,885	2,134
BAT Capital Corp.:
3.222% 8/15/24	3,000	3,125
4.7% 4/2/27	6,324	6,977
BAT International Finance PLC 1.668% 3/25/26	7,400	7,290
Imperial Tobacco Finance PLC:
3.125% 7/26/24 (b)	8,300	8,605
3.75% 7/21/22 (b)	4,789	4,855
		34,018
TOTAL CONSUMER STAPLES		85,657
ENERGY - 3.5%
Oil, Gas & Consumable Fuels - 3.5%
Canadian Natural Resources Ltd. 3.9% 2/1/25	3,400	3,613
Cenovus Energy, Inc. 3.8% 9/15/23	12,417	12,902
DCP Midstream Operating LP:
3.875% 3/15/23	3,530	3,592
5.375% 7/15/25	6,000	6,401
Eastern Gas Transmission & Storage, Inc. 3% 11/15/29 (b)	5,500	5,726
Energy Transfer LP:
2.9% 5/15/25	6,000	6,192
3.6% 2/1/23	3,281	3,357
4.2% 9/15/23	1,661	1,741
4.5% 4/15/24	8,136	8,664
4.95% 6/15/28	5,000	5,653
5.875% 1/15/24	6,034	6,503
Enterprise Products Operating LP 4.05% 2/15/22	4,350	4,380
Equinor ASA 1.75% 1/22/26	1,103	1,113
Hess Corp. 4.3% 4/1/27	5,500	5,973
Hess Midstream Partners LP 5.625% 2/15/26 (b)	8,000	8,180
Kinder Morgan Energy Partners LP 3.5% 9/1/23	3,022	3,132
Marathon Petroleum Corp. 4.5% 5/1/23	5,600	5,851
MPLX LP:
1.75% 3/1/26	3,400	3,365
3.375% 3/15/23	5,069	5,205
4% 2/15/25	500	535
4.5% 7/15/23	990	1,035
Occidental Petroleum Corp.:
2.9% 8/15/24	6,142	6,160
3.5% 8/15/29	907	888
Ovintiv Exploration, Inc. 5.625% 7/1/24	1,986	2,161
Petroleos Mexicanos 6.49% 1/23/27	7,000	7,157
Phillips 66 Co. 0.9% 2/15/24	6,300	6,252
Plains All American Pipeline LP/PAA Finance Corp.:
3.65% 6/1/22	5,156	5,192
3.85% 10/15/23	2,649	2,757
Southeast Supply Header LLC 4.25% 6/15/24 (b)	3,066	3,097
The Williams Companies, Inc.:
3.7% 1/15/23	1,003	1,028
4.3% 3/4/24	2,490	2,643
4.55% 6/24/24	2,547	2,737
Western Gas Partners LP 3 month U.S. LIBOR + 2.100% 2.2218% 1/13/23 (c)(d)	2,073	2,062
		145,247
FINANCIALS - 20.2%
Banks - 10.9%
Banco Santander SA 1.722% 9/14/27 (c)	4,800	4,710
Bank of America Corp.:
1.197% 10/24/26 (c)	17,500	17,135
1.319% 6/19/26 (c)	5,700	5,646
2.592% 4/29/31 (c)	7,000	7,058
3.004% 12/20/23 (c)	6,528	6,675
3.864% 7/23/24 (c)	5,000	5,223
3.974% 2/7/30 (c)	6,800	7,517
4.2% 8/26/24	8,640	9,284
4.25% 10/22/26	5,912	6,517
4.45% 3/3/26	3,485	3,835
Bank of Montreal 1.85% 5/1/25	7,000	7,121
Bank of Nova Scotia 4.5% 12/16/25	6,400	7,074
Barclays PLC:
1.007% 12/10/24 (c)	3,941	3,915
2.279% 11/24/27 (c)	10,090	10,102
2.852% 5/7/26 (c)	6,852	7,072
3.932% 5/7/25 (c)	9,030	9,536
BNP Paribas SA:
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 1.000% 1.323% 1/13/27 (b)(c)(d)	5,577	5,433
2.219% 6/9/26 (b)(c)	3,479	3,532
BPCE SA 2.045% 10/19/27 (b)(c)	6,785	6,733
Capital One Bank NA 2.28% 1/28/26 (c)	5,690	5,807
CIT Group, Inc.:
3.929% 6/19/24 (c)	755	778
4.75% 2/16/24	5,000	5,275
5% 8/1/23	13,540	14,285
Citigroup, Inc.:
3.106% 4/8/26 (c)	6,600	6,919
4.6% 3/9/26	4,328	4,782
Citizens Financial Group, Inc. 4.15% 9/28/22 (b)	1,271	1,307
Commonwealth Bank of Australia 2.688% 3/11/31 (b)	8,832	8,729
Danske Bank A/S 3.875% 9/12/23 (b)	3,000	3,138
DNB Bank ASA:
1.535% 5/25/27 (b)(c)	4,294	4,238
1.605% 3/30/28 (b)(c)	9,302	9,137
HSBC Holdings PLC:
0.976% 5/24/25 (c)	2,500	2,472
1.645% 4/18/26 (c)	12,503	12,445
2.251% 11/22/27 (c)	9,820	9,843
ING Groep NV 1.726% 4/1/27 (c)	3,626	3,611
Intesa Sanpaolo SpA:
3.375% 1/12/23 (b)	4,600	4,717
5.71% 1/15/26 (b)	3,038	3,367
JPMorgan Chase & Co.:
1.045% 11/19/26 (c)	5,840	5,678
1.47% 9/22/27 (c)	9,890	9,701
2.069% 6/1/29 (c)	7,500	7,408
2.083% 4/22/26 (c)	7,100	7,221
2.956% 5/13/31 (c)	2,045	2,112
3.797% 7/23/24 (c)	4,840	5,059
3.875% 9/10/24	5,168	5,514
4.125% 12/15/26	5,070	5,604
4.5% 1/24/22	4,210	4,235
Lloyds Banking Group PLC 2.438% 2/5/26 (c)	2,666	2,739
Mitsubishi UFJ Financial Group, Inc.:
1.412% 7/17/25	5,800	5,775
1.538% 7/20/27 (c)	9,500	9,362
1.64% 10/13/27 (c)	12,210	12,074
2.193% 2/25/25	7,140	7,321
3.455% 3/2/23	6,000	6,202
NatWest Group PLC:
1.642% 6/14/27 (c)	3,500	3,448
2.359% 5/22/24 (c)	4,143	4,222
3.073% 5/22/28 (c)	3,500	3,646
4.519% 6/25/24 (c)	6,878	7,238
5.125% 5/28/24	10,130	10,964
Regions Financial Corp. 2.25% 5/18/25	3,093	3,177
Societe Generale:
1.488% 12/14/26 (b)(c)	5,547	5,421
1.792% 6/9/27 (b)(c)	6,264	6,150
2.625% 10/16/24 (b)	1,265	1,303
4.25% 4/14/25 (b)	3,044	3,242
4.75% 11/24/25 (b)	7,291	7,936
Sumitomo Mitsui Financial Group, Inc. 1.402% 9/17/26	9,800	9,596
SVB Financial Group:
2.1% 5/15/28	9,444	9,423
3.125% 6/5/30	2,952	3,100
Synovus Bank 2.289% 2/10/23 (c)	1,645	1,648
Synovus Financial Corp. 3.125% 11/1/22	6,476	6,581
Wells Fargo & Co.:
2.164% 2/11/26 (c)	8,510	8,683
2.188% 4/30/26 (c)	4,200	4,289
3.75% 1/24/24	5,350	5,638
4.3% 7/22/27	9,780	10,874
Westpac Banking Corp. 4.11% 7/24/34 (c)	1,798	1,950
		449,502
Capital Markets - 3.1%
Ares Capital Corp. 3.25% 7/15/25	9,000	9,266
Credit Suisse Group AG:
1.305% 2/2/27 (b)(c)	8,990	8,702
2.593% 9/11/25 (b)(c)	5,000	5,113
4.207% 6/12/24 (b)(c)	13,500	14,100
Deutsche Bank AG 4.5% 4/1/25	6,931	7,395
Deutsche Bank AG New York Branch:
0.898% 5/28/24	2,698	2,680
1.447% 4/1/25 (c)	5,904	5,883
2.129% 11/24/26 (c)	9,820	9,844
2.222% 9/18/24 (c)	6,721	6,817
2.311% 11/16/27 (c)	7,288	7,276
Goldman Sachs Group, Inc.:
0.627% 11/17/23 (c)	5,800	5,785
3.2% 2/23/23	10,500	10,787
Moody's Corp. 3.75% 3/24/25	3,976	4,257
Morgan Stanley:
0.79% 5/30/25 (c)	2,500	2,462
2.188% 4/28/26 (c)	5,500	5,612
3.125% 1/23/23	5,609	5,763
3.737% 4/24/24 (c)	5,698	5,912
3.875% 1/27/26	4,600	4,991
State Street Corp. 2.901% 3/30/26 (c)	303	319
UBS Group AG 1.008% 7/30/24 (b)(c)	4,158	4,155
		127,119
Consumer Finance - 3.1%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
1.75% 1/30/26	5,334	5,229
2.45% 10/29/26	2,122	2,127
3% 10/29/28	2,223	2,239
3.3% 1/23/23	5,800	5,938
3.5% 5/26/22	1,109	1,122
4.125% 7/3/23	7,092	7,395
6.5% 7/15/25	1,668	1,908
Ally Financial, Inc.:
1.45% 10/2/23	977	981
2.2% 11/2/28	4,539	4,498
3.05% 6/5/23	4,300	4,415
4.625% 3/30/25	3,000	3,275
5.125% 9/30/24	9,801	10,739
5.75% 11/20/25	2,039	2,309
Capital One Financial Corp.:
1.878% 11/2/27 (c)	17,200	17,104
2.359% 7/29/32 (c)	10,000	9,545
2.6% 5/11/23	3,538	3,626
3.2% 2/5/25	3,500	3,681
3.9% 1/29/24	4,480	4,728
Discover Financial Services:
3.85% 11/21/22	196	202
4.5% 1/30/26	2,428	2,663
Ford Motor Credit Co. LLC:
3.339% 3/28/22	2,657	2,666
4.14% 2/15/23	6,500	6,638
4.25% 9/20/22	4,080	4,167
4.375% 8/6/23	8,000	8,269
Synchrony Financial:
4.25% 8/15/24	5,000	5,323
4.375% 3/19/24	6,708	7,112
		127,899
Diversified Financial Services - 1.2%
AIG Global Funding 0.8% 7/7/23 (b)	1,989	1,990
Athene Global Funding:
0.95% 1/8/24 (b)	6,757	6,735
1.73% 10/2/26 (b)	14,427	14,155
2.646% 10/4/31 (b)	9,900	9,842
Brixmor Operating Partnership LP:
3.85% 2/1/25	2,929	3,118
4.125% 6/15/26	1,347	1,468
Equitable Holdings, Inc. 4.35% 4/20/28	10,800	12,147
		49,455
Insurance - 1.9%
AFLAC, Inc. 3.6% 4/1/30	1,122	1,243
AIA Group Ltd.:
3.375% 4/7/30 (b)	3,479	3,767
3.9% 4/6/28 (b)	8,500	9,433
American International Group, Inc.:
2.5% 6/30/25	5,600	5,794
4.2% 4/1/28	7,000	7,879
Aon PLC 3.875% 12/15/25	6,215	6,753
Empower Finance 2020 LP 1.357% 9/17/27 (b)	4,273	4,146
Equitable Financial Life Global Funding:
1.3% 7/12/26 (b)	5,000	4,902
1.7% 11/12/26 (b)	6,372	6,313
Five Corners Funding Trust II 2.85% 5/15/30 (b)	4,523	4,684
Marsh & McLennan Companies, Inc. 3.875% 3/15/24	2,420	2,570
Principal Financial Group, Inc. 3.7% 5/15/29	2,684	2,977
Teachers Insurance & Annuity Association of America 4.9% 9/15/44 (b)	4,303	5,662
Unum Group 4% 3/15/24	3,330	3,525
Willis Group North America, Inc. 4.5% 9/15/28	5,500	6,223
		75,871
TOTAL FINANCIALS		829,846
HEALTH CARE - 1.5%
Health Care Equipment & Supplies - 0.1%
Alcon Finance Corp. 2.75% 9/23/26 (b)	4,099	4,238
Health Care Providers & Services - 0.8%
Anthem, Inc. 3.35% 12/1/24	4,000	4,230
Centene Corp. 2.45% 7/15/28	4,185	4,107
Cigna Corp.:
3.75% 7/15/23	2,775	2,895
4.375% 10/15/28	10,724	12,150
Humana, Inc. 1.35% 2/3/27	6,000	5,816
Sabra Health Care LP 3.2% 12/1/31	3,969	3,894
UnitedHealth Group, Inc. 2.75% 2/15/23	684	698
		33,790
Pharmaceuticals - 0.6%
Bristol-Myers Squibb Co. 2.9% 7/26/24	6,730	7,040
Elanco Animal Health, Inc. 5.272% 8/28/23 (c)	641	677
Mylan NV 4.55% 4/15/28	9,726	10,939
Viatris, Inc.:
1.65% 6/22/25	443	442
2.7% 6/22/30	3,449	3,444
		22,542
TOTAL HEALTH CARE		60,570
INDUSTRIALS - 2.5%
Aerospace & Defense - 0.9%
BAE Systems Holdings, Inc. 3.8% 10/7/24 (b)	2,162	2,304
BAE Systems PLC 3.4% 4/15/30 (b)	12,082	12,930
The Boeing Co.:
1.167% 2/4/23	5,757	5,759
2.7% 2/1/27	5,000	5,097
5.04% 5/1/27	4,200	4,729
5.15% 5/1/30	4,200	4,872
		35,691
Airlines - 0.5%
American Airlines 2019-1 Class B Pass Through Trust equipment trust certificate 3.85% 8/15/29	4,966	4,753
Delta Air Lines, Inc.:
2.9% 10/28/24	5,500	5,543
3.8% 4/19/23	2,800	2,853
United Airlines 2019-2 Class B Pass Through Trust equipment trust certificate 3.5% 11/1/29	3,524	3,471
United Airlines, Inc. equipment trust certificate 4.6% 9/1/27	3,877	3,944
		20,564
Building Products - 0.2%
Carrier Global Corp. 2.493% 2/15/27	6,761	6,915
Industrial Conglomerates - 0.1%
Roper Technologies, Inc. 2% 6/30/30	5,730	5,538
Machinery - 0.1%
Otis Worldwide Corp. 2.056% 4/5/25	5,190	5,285
Trading Companies & Distributors - 0.3%
Air Lease Corp.:
0.7% 2/15/24	2,749	2,710
0.8% 8/18/24	4,123	4,046
4.25% 2/1/24	2,956	3,129
		9,885
Transportation Infrastructure - 0.4%
Avolon Holdings Funding Ltd.:
2.875% 2/15/25 (b)	7,120	7,272
3.25% 2/15/27 (b)	2,791	2,837
3.625% 5/1/22 (b)	787	795
3.95% 7/1/24 (b)	3,046	3,193
4.375% 5/1/26 (b)	1,023	1,096
5.5% 1/15/26 (b)	1,836	2,038
		17,231
TOTAL INDUSTRIALS		101,109
INFORMATION TECHNOLOGY - 0.8%
Electronic Equipment & Components - 0.1%
Amphenol Corp. 3.2% 4/1/24	1,056	1,102
Dell International LLC/EMC Corp. 5.45% 6/15/23	1,800	1,909
		3,011
IT Services - 0.1%
The Western Union Co.:
2.85% 1/10/25	1,255	1,305
4.25% 6/9/23	5,500	5,759
		7,064
Semiconductors & Semiconductor Equipment - 0.3%
Broadcom, Inc. 1.95% 2/15/28 (b)	5,000	4,878
Micron Technology, Inc. 4.185% 2/15/27	6,550	7,172
		12,050
Software - 0.3%
Oracle Corp. 1.65% 3/25/26	3,122	3,107
VMware, Inc.:
1% 8/15/24	6,111	6,067
1.4% 8/15/26	2,683	2,622
		11,796
TOTAL INFORMATION TECHNOLOGY		33,921
MATERIALS - 0.7%
Chemicals - 0.5%
International Flavors & Fragrances, Inc.:
1.23% 10/1/25 (b)	1,000	983
1.832% 10/15/27 (b)	5,000	4,928
LYB International Finance II BV 3.5% 3/2/27	3,160	3,403
LYB International Finance III LLC 1.25% 10/1/25	4,910	4,848
The Mosaic Co.:
3.25% 11/15/22	1,917	1,960
4.25% 11/15/23	5,095	5,369
		21,491
Construction Materials - 0.2%
CRH America Finance, Inc. 3.95% 4/4/28 (b)	8,500	9,427
TOTAL MATERIALS		30,918
REAL ESTATE - 2.1%
Equity Real Estate Investment Trusts (REITs) - 1.9%
Boston Properties, Inc. 3.2% 1/15/25	3,000	3,149
Corporate Office Properties LP 2% 1/15/29	3,626	3,510
Federal Realty Investment Trust 3.95% 1/15/24	7,000	7,378
Hudson Pacific Properties LP 4.65% 4/1/29	6,361	7,249
Kite Realty Group Trust 4% 3/15/25	2,399	2,521
Lexington Corporate Properties Trust 4.4% 6/15/24	1,190	1,262
Omega Healthcare Investors, Inc.:
4.375% 8/1/23	629	659
4.5% 1/15/25	1,111	1,193
4.5% 4/1/27	12,798	14,071
4.95% 4/1/24	1,104	1,185
5.25% 1/15/26	3,160	3,530
Piedmont Operating Partnership LP 2.75% 4/1/32	752	742
SITE Centers Corp.:
3.625% 2/1/25	1,358	1,428
4.25% 2/1/26	2,246	2,403
Spirit Realty LP 2.1% 3/15/28	4,730	4,638
Ventas Realty LP:
2.5% 9/1/31	5,000	4,940
2.65% 1/15/25	3,986	4,135
3% 1/15/30	2,083	2,153
3.5% 4/15/24	2,379	2,504
4% 3/1/28	1,168	1,289
Vornado Realty LP 2.15% 6/1/26	936	940
Welltower, Inc. 3.625% 3/15/24	2,553	2,689
WP Carey, Inc.:
3.85% 7/15/29	633	702
4.6% 4/1/24	5,173	5,521
		79,791
Real Estate Management & Development - 0.2%
Brandywine Operating Partnership LP:
3.95% 2/15/23	4,400	4,523
4.1% 10/1/24	377	401
Post Apartment Homes LP 3.375% 12/1/22	1,352	1,379
Sun Communities Operating LP 2.3% 11/1/28	857	855
		7,158
TOTAL REAL ESTATE		86,949
UTILITIES - 2.2%
Electric Utilities - 1.0%
Cleco Corporate Holdings LLC 3.743% 5/1/26	6,000	6,398
Cleveland Electric Illuminating Co. 3.5% 4/1/28 (b)	6,000	6,332
Edison International 2.95% 3/15/23	1,206	1,227
Eversource Energy 2.8% 5/1/23	4,679	4,779
FirstEnergy Corp.:
1.6% 1/15/26	578	567
2.05% 3/1/25	3,242	3,226
Florida Power & Light Co. 2.85% 4/1/25	1,499	1,569
IPALCO Enterprises, Inc. 3.7% 9/1/24	1,226	1,289
ITC Holdings Corp. 2.7% 11/15/22	3,739	3,805
NextEra Energy Capital Holdings, Inc. 2.75% 5/1/25	3,900	4,061
Vistra Operations Co. LLC 5% 7/31/27 (b)	9,250	9,348
		42,601
Independent Power and Renewable Electricity Producers - 0.5%
The AES Corp.:
1.375% 1/15/26	8,000	7,769
3.3% 7/15/25 (b)	6,074	6,354
3.95% 7/15/30 (b)	6,551	7,063
		21,186
Multi-Utilities - 0.7%
Berkshire Hathaway Energy Co.:
3.25% 4/15/28	6,000	6,459
3.7% 7/15/30	467	520
4.05% 4/15/25	5,500	5,985
NiSource, Inc.:
0.95% 8/15/25	2,404	2,345
2.95% 9/1/29	4,000	4,145
Puget Energy, Inc. 3.65% 5/15/25	3,000	3,177
Sempra Energy 2.875% 10/1/22	1,677	1,701
WEC Energy Group, Inc. 3 month U.S. LIBOR + 2.110% 2.2685% 5/15/67 (c)(d)	3,383	3,146
		27,478
TOTAL UTILITIES		91,265
TOTAL NONCONVERTIBLE BONDS (Cost $1,574,725)		1,607,279

U.S. Government and Government Agency Obligations - 38.0%
	Principal Amount (a) (000s)	Value ($) (000s)
U.S. Treasury Inflation-Protected Obligations - 1.5%
U.S. Treasury Inflation-Indexed Notes 0.25% 7/15/29	51,600	62,233

U.S. Treasury Obligations - 36.5%
U.S. Treasury Notes:
0.25% 7/31/25	406,815	395,838
0.625% 7/31/26	83,671	81,720
0.75% 3/31/26	72,435	71,352
1.125% 8/31/28	352,389	347,076
1.375% 11/15/31	244,001	242,514
1.5% 1/31/27	41,127	41,837
1.625% 9/30/26	79,554	81,390
2.125% 5/15/25 (e)	60,079	62,473
3.125% 11/15/28	158,561	177,248
TOTAL U.S. TREASURY OBLIGATIONS		1,501,448
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,561,092)		1,563,681

U.S. Government Agency - Mortgage Securities - 1.1%
	Principal Amount (a) (000s)	Value ($) (000s)
Fannie Mae - 1.0%
2.5% 10/1/31 to 1/1/33	5,499	5,715
3% 9/1/32 to 6/1/33	24,422	25,660
3.5% 9/1/34 to 10/1/34	6,937	7,366
4.5% 3/1/39 to 8/1/39	1,649	1,798
5.5% 11/1/34 to 6/1/36	1,463	1,650
6.5% 7/1/32 to 8/1/36	922	1,068
7% 8/1/25 to 2/1/32	4	4
7.5% 11/1/22 to 8/1/29	25	28
TOTAL FANNIE MAE		43,289
Freddie Mac - 0.1%
5.5% 3/1/34 to 7/1/35	2,472	2,791
7.5% 7/1/27 to 1/1/33	8	9
TOTAL FREDDIE MAC		2,800
Ginnie Mae - 0.0%
7% to 7% 1/15/28 to 11/15/32	791	901

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $45,525)		46,990

Asset-Backed Securities - 8.7%
	Principal Amount (a) (000s)	Value ($) (000s)
AASET Trust:
Series 2019-1 Class A, 3.844% 5/15/39 (b)	1,602	1,522
Series 2019-2 Class A, 3.376% 10/16/39 (b)	2,559	2,464
Series 2021-1A Class A, 2.95% 11/16/41 (b)	3,522	3,474
Series 2021-2A Class A, 2.798% 1/15/47 (b)	6,195	6,184
Affirm, Inc. Series 2021-A Class A, 0.88% 8/15/25 (b)	3,166	3,168
Aimco:
Series 2021-10A Class AR, 3 month U.S. LIBOR + 1.060% 1.1883% 7/22/32 (b)(c)(d)	9,560	9,560
Series 2021-BA Class AR, 3 month U.S. LIBOR + 1.100% 1.2238% 1/15/32 (b)(c)(d)	8,700	8,701
Ajax Mortgage Loan Trust:
Series 2021-B Class A, 2.239% 6/25/66 (b)(c)	3,370	3,353
Series 2021-C Class A, 2.115% 1/25/61 (b)	3,063	3,054
American Express Credit Account Master Trust Series 2019-3 Class A, 2% 4/15/25	13,000	13,169
Apollo Aviation Securitization Equity Trust Series 2020-1A Class A, 3.351% 1/16/40 (b)	1,250	1,185
Ares LII CLO Ltd. Series 2021-52A Class A1R, 3 month U.S. LIBOR + 1.050% 1.1783% 4/22/31 (b)(c)(d)	8,301	8,311
Bank of America Credit Card Master Trust Series 2020-A1 Class A1, 0.34% 5/15/26	8,767	8,682
Bear Stearns Asset Backed Securities I Trust Series 2005-HE2 Class M2, 1 month U.S. LIBOR + 1.120% 1.2166% 2/25/35 (c)(d)	560	559
Blackbird Capital Aircraft Series 2021-1A Class A, 2.443% 7/15/46 (b)	4,529	4,496
Cascade Funding Mortgage Trust Series 2021-HB6 Class A, 0.8983% 6/25/36 (b)	2,661	2,660
Castlelake Aircraft Securitization Trust:
Series 2019-1A Class A, 3.967% 4/15/39 (b)	2,403	2,395
Series 2021-1R Class A, 2.741% 8/15/41 (b)	7,641	7,603
Castlelake Aircraft Structured Trust Series 2021-1A Class A, 3.474% 1/15/46 (b)	11,484	11,721
Cedar Funding Ltd. Series 2021-14A Class A, 3 month U.S. LIBOR + 1.100% 1.2238% 7/15/33 (b)(c)(d)	9,727	9,729
Cent CLO LP Series 2021-21A Class A1R3, 3 month U.S. LIBOR + 0.970% 1.1045% 7/27/30 (b)(c)(d)	9,724	9,725
Consumer Loan Underlying Bond Credit Trust Series 2019-HP1 Class A, 2.59% 12/15/26 (b)	206	207
DB Master Finance LLC Series 2021-1A Class A2I, 2.045% 11/20/51 (b)	11,900	11,708
Dell Equipment Finance Trust:
Series 2019-2 Class A3, 1.91% 10/22/24 (b)	1,423	1,430
Series 2020-2 Class A3, 0.57% 10/23/23 (b)	3,587	3,587
DLL Securitization Trust Series 2019-MT3 Class A3, 2.08% 2/21/23 (b)	821	823
Dominos Pizza Master Issuer LLC Series 2018-1A Class A2I, 4.116% 7/25/48 (b)	7,578	7,760
Eaton Vance CLO, Ltd. Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.100% 1.2238% 4/15/31 (b)(c)(d)	8,325	8,331
Finance of America HECM Buyout Series 2021-HB1 Class A, 0.8754% 2/25/31 (b)(c)	1,779	1,778
GMF Floorplan Owner Revolving Trust Series 2020-1 Class A, 0.68% 8/15/25 (b)	2,767	2,760
Horizon Aircraft Finance Ltd. Series 2019-1 Class A, 3.721% 7/15/39 (b)	1,265	1,254
John Deere Owner Trust Series 2019-B Class A4, 2.32% 5/15/26	3,098	3,161
Lanark Master Issuer PLC Series 2020-1A Class 1A, 2.277% 12/22/69 (b)(c)	2,336	2,369
Madison Park Funding XXIII, Ltd. Series 2021-23A Class AR, 3 month U.S. LIBOR + 0.970% 1.1045% 7/27/31 (b)(c)(d)	7,153	7,153
Madison Park Funding XXXII, Ltd. / Madison Park Funding XXXII LLC Series 2021-32A Class A1R, 3 month U.S. LIBOR + 1.000% 1.1283% 1/22/31 (b)(c)(d)	6,784	6,784
Marlette Funding Trust Series 2019-4A Class A, 2.39% 12/17/29 (b)	90	90
Metlife Securitization Trust Series 2019-1A Class A1A, 3.75% 4/25/58 (b)	678	697
MMAF Equipment Finance LLC Series 2019-B Class A3, 2.01% 12/12/24 (b)	4,211	4,260
Morgan Stanley ABS Capital I Trust Series 2004-HE7 Class B3, 1 month U.S. LIBOR + 5.250% 5.3416% 8/25/34 (c)(d)(f)	186	176
Mortgage Repurchase Agreement Financing Trust:
Series 2020-5 Class A1, 1 month U.S. LIBOR + 1.000% 1.0911% 8/10/23 (b)(c)(d)	5,425	5,437
Series 2021-1 Class A1, 1 month U.S. LIBOR + 0.500% 0.5911% 3/10/22 (b)(c)(d)	7,331	7,340
Nationstar HECM Loan Trust Series 2020-1A Class A1, 1.2686% 9/25/30 (b)	2,865	2,858
Niagara Park CLO, Ltd. Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.000% 1.1223% 7/17/32 (b)(c)(d)	9,400	9,411
Palmer Square Loan Funding, Ltd. Series 2021-2A Class A1, 3 month U.S. LIBOR + 0.800% 0.9596% 5/20/29 (b)(c)(d)	7,569	7,570
Park Place Securities, Inc. Series 2005-WCH1 Class M4, 1 month U.S. LIBOR + 1.240% 1.3366% 1/25/36 (c)(d)	366	366
Preston Ridge Partners Mortgage Trust Series 2021-RPL2 Class A1, 1.455% 10/25/51 (b)(c)	1,769	1,765
Provident Funding Mortgage Trust Series 2020-1 Class A3, 3% 2/25/50 (b)	28	28
Prpm 2021-5, LLC Series 2021-5 Class A1, 1.793% 6/25/26 (b)(c)	5,976	5,951
Sapphire Aviation Finance Series 2020-1A Class A, 3.228% 3/15/40 (b)	5,173	5,075
SBA Tower Trust:
Series 2019, 2.836% 1/15/50 (b)	2,861	2,951
1.631% 5/15/51 (b)	15,000	14,844
1.884% 7/15/50 (b)	1,073	1,077
SoFi Consumer Loan Program Trust Series 2019-4 Class A, 2.45% 8/25/28 (b)	181	181
Symphony CLO XXI, Ltd. Series 2021-21A Class AR, 3 month U.S. LIBOR + 1.060% 1.1836% 7/15/32 (b)(c)(d)	7,183	7,184
Symphony CLO XXIII Ltd. Series 2021-23A Class AR, 3 month U.S. LIBOR + 1.020% 0% 1/15/34 (b)(c)(d)	10,048	10,048
TCI-Flatiron CLO Ltd. / LLC Series 2021-1A Class AR, 3 month U.S. LIBOR + 0.960% 1.1179% 11/18/30 (b)(c)(d)	9,061	9,061
TCI-Symphony CLO Series 2021-1A Class AR, 3 month U.S. LIBOR + 0.920% 1.0423% 7/15/30 (b)(c)(d)	11,039	11,043
Terwin Mortgage Trust Series 2003-4HE Class A1, 1 month U.S. LIBOR + 0.860% 0.9516% 9/25/34 (c)(d)	145	135
Thunderbolt Aircraft Lease Ltd. Series 2017-A Class A, 4.212% 5/17/32 (b)	2,051	2,063
Thunderbolt III Aircraft Lease Ltd. Series 2019-1 Class A, 3.671% 11/15/39 (b)	3,025	3,017
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 3 month U.S. LIBOR + 0.560% 0.6866% 4/6/42 (b)(c)(d)	1,745	1,271
Upstart Securitization Trust:
Series 2021-1 Class A, 0.87% 3/20/31 (b)	239	238
Series 2021-3 Class A, 0.83% 7/20/31 (b)	6,318	6,303
Series 2021-4 Class A, 0.84% 9/20/31 (b)	8,753	8,680
Series 2021-5 Class A, 1.31% 11/20/31 (b)	11,146	11,120
VCAT Asset Securitization, LLC:
Series 2021-NPL1 Class A1, 2.2891% 12/26/50 (b)	1,916	1,916
Series 2021-NPL2 Class A1, 2.115% 3/27/51 (b)	6,849	6,849
Series 2021-NPL3 Class A1, 1.743% 5/25/51 (b)(c)	8,864	8,862
Verizon Master Trust Series 2021-1 Class B, 0.69% 5/20/27	9,197	9,095
Voya CLO Ltd. Series 2021-1A Class A1R, 3 month U.S. LIBOR + 0.950% 1.0723% 4/17/30 (b)(c)(d)	9,100	9,101
World Omni Automobile Lease Securitization Trust Series 2020-A Class A2, 1.71% 11/15/22	42	42
TOTAL ASSET-BACKED SECURITIES (Cost $356,527)		356,925

Collateralized Mortgage Obligations - 2.2%
	Principal Amount (a) (000s)	Value ($) (000s)
Private Sponsor - 2.1%
BRAVO Residential Funding Trust sequential payer Series 2020-RPL2 Class A1, 2% 5/25/59 (b)	3,632	3,664
Cascade Funding Mortgage Trust:
Series 2021-EBO1 Class A, 0.9849% 11/25/50 (b)(c)	3,716	3,711
Series 2021-HB5 Class A, 0.8006% 2/25/31 (b)	2,054	2,053
Series 2021-HB7 Class A, 1.1512% 10/27/31 (b)	3,237	3,232
CFMT LLC Series 2020-HB4 Class A, 0.9461% 12/26/30 (b)	1,345	1,347
CSMC Trust sequential payer:
Series 2020-RPL4 Class A1, 2% 1/25/60 (b)	1,060	1,066
Series 2021-RPL9 Class A1, 2.4364% 2/25/61 (b)	11,621	11,621
Lanark Master Issuer PLC Series 2019-2A Class 1A, 2.71% 12/22/69 (b)(c)	6,036	6,093
Legacy Mortgage Asset Trust Series 2021-GS5 Class A1, 2.375% 7/25/67 (b)(c)	8,932	8,929
Mortgage Repurchase Agreement Financing Trust floater Series 2021-S1 Class A1, 1 month U.S. LIBOR + 0.500% 0.5911% 9/10/22 (b)(c)(d)	10,000	10,002
New Residential Mortgage Loan Trust:
Series 2019-5A Class A1B, 3.5% 8/25/59 (b)	1,827	1,891
Series 2020-1A Class A1B, 3.5% 10/25/59 (b)	1,543	1,623
New York Mortgage Trust sequential payer Series 2021-SP1 Class A1, 1.6696% 8/25/61 (b)	2,833	2,811
Oceanview Mortgage Loan Trust sequential payer Series 2020-1 Class A1A, 1.7329% 5/28/50 (b)	283	284
Oceanview Trust sequential payer Series 2021-1 Class A, 1.2187% 12/25/51 (b)(c)	9,364	9,364
Preston Ridge Partners Mortgage Trust:
sequential payer Series 2021-8 Class A1, 1.743% 9/25/26 (b)(c)	8,461	8,401
Series 2021-2 Class A1, 2.115% 3/25/26 (b)	3,400	3,390
Series 2021-RPL1 Class A1, 1.319% 7/25/51 (b)	1,344	1,332
RMF Buyout Issuance Trust sequential payer Series 2021-HB1 Class A, 1.2586% 11/25/31 (b)	6,267	6,275
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 6 month U.S. LIBOR + 0.880% 1.0386% 7/20/34 (c)(d)	3	3
TOTAL PRIVATE SPONSOR		87,092
U.S. Government Agency - 0.1%
Fannie Mae Series 2013-16 Class GP, 3% 3/25/33	2,823	2,920
Freddie Mac Series 3949 Class MK, 4.5% 10/15/34	427	464
TOTAL U.S. GOVERNMENT AGENCY		3,384
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $90,576)		90,476

Commercial Mortgage Securities - 10.1%
	Principal Amount (a) (000s)	Value ($) (000s)
BAMLL Commercial Mortgage Securities Trust sequential payer Series 2019-BPR Class ANM, 3.112% 11/5/32 (b)	1,776	1,820
BANK:
sequential payer:
Series 2018-BN14 Class ASB, 4.185% 9/15/60	6,500	7,157
Series 2018-BN15 Class ASB, 4.285% 11/15/61	4,000	4,425
Series 2021-BN33 Class XA, 1.1754% 5/15/64 (c)(g)	19,020	1,477
Barclays Commercial Mortgage Securities LLC sequential payer Series 2019-C5 Class ASB, 2.99% 11/15/52	5,500	5,836
BCP Trust floater Series 2021-330N Class A, 1 month U.S. LIBOR + 0.790% 0.889% 6/15/38 (b)(c)(d)	12,200	12,076
Benchmark Mortgage Trust:
Series 2018-B7 Class A2, 4.377% 5/15/53	3,245	3,396
Series 2019-B12 Class XA, 1.2% 8/15/52 (c)(g)	25,421	1,487
Series 2019-B14 Class XA, 0.9093% 12/15/62 (c)(g)	24,893	1,110
Series 2020-B17 Class XA, 1.5406% 3/15/53 (c)(g)	49,091	4,090
Series 2020-B19 Class XA, 1.8898% 9/15/53 (c)(g)	32,517	3,419
BFLD Trust floater sequential payer Series 2020-OBRK Class A, 1 month U.S. LIBOR + 2.050% 2.14% 11/15/28 (b)(c)(d)	770	771
BLOX Trust floater sequential payer Series 2021-BLOX Class A, 1 month U.S. LIBOR + 0.750% 0.84% 9/15/26 (b)(c)(d)	4,820	4,812
BX Commercial Mortgage Trust:
floater:
Series 2021-PAC Class A, 1 month U.S. LIBOR + 0.680% 0.7791% 10/15/36 (b)(c)(d)	4,534	4,521
Series 2021-VINO Class A, 1 month U.S. LIBOR + 0.650% 0.7423% 5/15/38 (b)(c)(d)	3,600	3,589
floater sequential payer:
Series 2020-BXLP Class A, 1 month U.S. LIBOR + 0.800% 0.89% 12/15/36 (b)(c)(d)	2,582	2,580
Series 2020-FOX Class A, 1 month U.S. LIBOR + 1.000% 1.09% 11/15/32 (b)(c)(d)	1,867	1,865
BX Trust:
floater:
Series 2021-ACNT Class A, 1 month U.S. LIBOR + 0.850% 0.95% 11/15/26 (b)(c)(d)	4,495	4,484
Series 2021-BXMF Class A, 1 month U.S. LIBOR + 0.630% 0.7259% 10/15/26 (b)(c)(d)	4,208	4,175
floater sequential payer:
Series 2021-MFM1 Class A, 1 month U.S. LIBOR + 0.700% 0.7895% 1/15/34 (b)(c)(d)	1,592	1,586
Series 2021-SOAR Class A, 0.76% 6/15/38 (b)(c)	4,072	4,049
floater, sequential payer Series 2019-XL Class A, 1 month U.S. LIBOR + 0.920% 1.01% 10/15/36 (b)(c)(d)	4,159	4,159
CD Mortgage Trust sequential payer Series 2017-CD5 Class AAB, 3.22% 8/15/50	2,500	2,626
CF Hippolyta Issuer LLC sequential payer:
Series 2020-1 Class A1, 1.69% 7/15/60 (b)	6,536	6,509
Series 2021-1A Class A1, 1.53% 3/15/61 (b)	4,698	4,620
CGDB Commercial Mortgage Trust floater Series 2019-MOB Class A, 1 month U.S. LIBOR + 0.950% 1.0395% 11/15/36 (b)(c)(d)	1,328	1,325
CHC Commercial Mortgage Trust floater Series 2019-CHC Class A, 1 month U.S. LIBOR + 1.120% 1.21% 6/15/34 (b)(c)(d)	4,225	4,217
CIM Retail Portfolio Trust floater Series 2021-RETL Class A, 1 month U.S. LIBOR + 1.400% 1.49% 8/15/36 (b)(c)(d)	2,714	2,709
Citigroup Commercial Mortgage Trust:
sequential payer:
Series 2012-GC8 Class A/S, 3.683% 9/10/45 (b)	5,119	5,180
Series 2014-GC23 Class A3, 3.356% 7/10/47	2,919	3,022
Series 2016-GC37 Class AAB, 3.098% 4/10/49	882	914
Series 2017-P7 Class A2, 3.212% 4/14/50	2,817	2,825
COMM Mortgage Trust:
sequential payer:
Series 2012-LC4 Class A4, 3.288% 12/10/44	586	585
Series 2013-CR7 Class AM, 3.314% 3/10/46 (b)	1,527	1,566
Series 2013-CR13 Class AM, 4.449% 11/10/46	7,664	8,084
Series 2013-LC6 Class ASB, 2.478% 1/10/46	1,389	1,400
Credit Suisse Mortgage Trust:
sequential payer Series 2020-NET Class A, 2.2569% 8/15/37 (b)	874	884
Series 2018-SITE Class A, 4.284% 4/15/36 (b)	1,869	1,927
CSAIL Commercial Mortgage Trust sequential payer:
Series 19-C15 Class A2, 3.4505% 3/15/52	3,436	3,560
Series 2020-C19 Class ASB, 2.5501% 3/15/53	18,998	19,723
ELP Commercial Mortgage Trust floater Series 2021-ELP Class A, 1 month U.S. LIBOR + 0.700% 0.801% 11/15/38 (b)(c)(d)	6,258	6,229
Extended Stay America Trust floater Series 2021-ESH Class A, 1 month U.S. LIBOR + 1.080% 1.17% 7/15/38 (b)(c)(d)	1,980	1,979
Freddie Mac:
sequential payer:
Series 2013-K026 Class A2, 2.51% 11/25/22	8,603	8,745
Series 2017-K066 Class A2, 3.117% 6/25/27	8,333	9,037
Series 2017-K067 Class A2, 3.194% 7/25/27	5,780	6,303
Series K057 Class A2, 2.57% 7/25/26	5,509	5,792
Series K058 Class A2, 2.653% 8/25/26	8,556	9,043
Series K061 Class A2, 3.347% 11/25/26	6,618	7,214
Series K065 Class A2, 3.243% 4/25/27	6,566	7,154
Series K064 Class A2, 3.224% 3/25/27	8,360	9,083
Series K068 Class A2, 3.244% 8/25/27	6,357	6,954
Series K734 Class A2, 3.208% 2/25/26	5,541	5,911
GS Mortgage Securities Trust:
floater Series 2021-IP Class A, 1 month U.S. LIBOR + 0.950% 1.04% 10/15/36 (b)(c)(d)	2,616	2,617
sequential payer Series 2016-GC34 Class AAB, 3.278% 10/10/48	1,155	1,200
Series 2011-GC5 Class A/S, 5.209% 8/10/44 (b)(c)	6,391	6,417
Series 2012-GCJ9 Class A/S, 3.124% 11/10/45	4,640	4,717
Series 2013-GC13 Class A/S, 4.1994% 7/10/46 (b)(c)	13,365	13,903
Series 2013-GC16 Class A/S, 4.649% 11/10/46	13,383	14,107
Series 2015-GC30 Class A/S, 3.777% 5/10/50	653	689
JPMBB Commercial Mortgage Securities Trust sequential payer:
Series 2014-C22 Class A4, 3.8012% 9/15/47	4,345	4,600
Series 2015-C29 Class A4, 3.6108% 5/15/48	15,686	16,550
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2012-C6 Class A/S, 4.1166% 5/15/45	8,844	8,927
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2019-BKWD Class A, 1 month U.S. LIBOR + 1.000% 1.09% 9/15/29 (b)(c)(d)	2,510	2,505
sequential payer Series 2013-LC11 Class A5, 2.9599% 4/15/46	2,059	2,100
Series 2013-C10 Class A5, 3.1425% 12/15/47	2,434	2,485
Series 2013-C16 Class A/S, 4.5169% 12/15/46	4,102	4,320
Series 2013-LC11 Class A/S, 3.216% 4/15/46	1,021	1,045
Series 2018-AON Class D, 4.767% 7/5/31 (b)(c)	5,354	5,520
Series 2018-WPT Class AFX, 4.2475% 7/5/33 (b)	3,141	3,275
LIFE Mortgage Trust floater Series 2021-BMR Class A, 1 month U.S. LIBOR + 0.700% 0.79% 3/15/38 (b)(c)(d)	3,510	3,503
Merit floater Series 2021-STOR Class A, 1 month U.S. LIBOR + 0.700% 0.79% 7/15/38 (b)(c)(d)	2,106	2,097
Morgan Stanley BAML Trust:
sequential payer Series 2013-C11 Class A4, 4.2963% 8/15/46 (c)	1,650	1,712
Series 2014-C17 Class ASB, 3.477% 8/15/47	2,505	2,584
Morgan Stanley Capital I Trust:
sequential payer Series 2019-MEAD Class A, 3.17% 11/10/36 (b)	3,880	3,987
Series 2021-L6 Class XA, 1.3542% 6/15/54 (c)(g)	6,773	574
OPG Trust floater Series 2021-PORT Class A, 1 month U.S. LIBOR + 0.480% 0.574% 10/15/36 (b)(c)(d)	9,890	9,812
SREIT Trust floater Series 2021-MFP Class A, 1 month U.S. LIBOR + 0.730% 0.8308% 11/15/38 (b)(c)(d)	4,211	4,187
UBS Commercial Mortgage Trust:
sequential payer:
Series 2018-C8 Class ASB, 3.903% 2/15/51	4,290	4,616
Series 2019-C17 Class ASB, 2.8655% 10/15/52	11,900	12,536
Series 2017-C7 Class XA, 1.1691% 12/15/50 (c)(g)	90,428	4,210
UBS-Barclays Commercial Mortgage Trust Series 2012-C2 Class ASEC, 4.179% 5/10/63 (b)	3,400	3,448
VLS Commercial Mortgage Trust:
sequential payer Series 2020-LAB Class A, 2.13% 10/10/42 (b)	2,027	2,012
Series 2020-LAB Class X, 0.5162% 10/10/42 (b)(c)(g)	91,771	3,069
Wells Fargo Commercial Mortgage Trust sequential payer:
Series 2017-C41 Class ASB, 3.39% 11/15/50	500	530
Series 2017-RC1 Class ASB, 3.453% 1/15/60	3,355	3,512
WF-RBS Commercial Mortgage Trust:
sequential payer Series 2012-C9 Class A3, 2.87% 11/15/45	2,877	2,908
Series 2013-C11 Class ASB, 2.63% 3/15/45	2,087	2,108
Series 2013-C12 Class A4, 3.198% 3/15/48	3,753	3,833
Series 2014-C25 Class A5, 3.631% 11/15/47	10,000	10,572
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $411,395)		414,791

Municipal Securities - 0.1%
	Principal Amount (a) (000s)	Value ($) (000s)
New York City Transitional Fin. Auth. Rev. Series 2017 E, 2.85% 2/1/24	1,515	1,583
New York Urban Dev. Corp. Rev. Series 2017 B, 2.67% 3/15/23	3,815	3,920
TOTAL MUNICIPAL SECURITIES (Cost $5,328)		5,503

Foreign Government and Government Agency Obligations - 0.1%
	Principal Amount (a) (000s)	Value ($) (000s)
United Mexican States 3.25% 4/16/30 (Cost $3,599)	3,615	3,685

Bank Notes - 0.5%
	Principal Amount (a) (000s)	Value ($) (000s)
CIT Bank NA 2.969% 9/27/25 (c)	6,740	6,858
Discover Bank 3.35% 2/6/23	7,000	7,190
Truist Bank 2.75% 5/1/23	4,300	4,421
TOTAL BANK NOTES (Cost $18,111)		18,469

Fixed-Income Funds - 0.0%
	Shares	Value ($) (000s)
Fidelity Specialized High Income Central Fund (h) (Cost $43)	435	41

Money Market Funds - 0.1%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 0.06% (i) (Cost $3,974)	3,973,634	3,974

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $4,070,895)	4,111,814
NET OTHER ASSETS (LIABILITIES) - 0.0%	1,618
NET ASSETS - 100.0%	4,113,432

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($) (000s)	Value ($) (000s)	Unrealized Appreciation/ (Depreciation) ($) (000s)
Purchased

Treasury Contracts
CBOT 5-Year U.S. Treasury Note Contracts (United States)	264	Mar 2022	32,049	109	109

The notional amount of futures purchased as a percentage of Net Assets is 0.8%

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $927,668,000 or 22.6% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $250,000.
(f)	Level 3 security
(g)	Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.06%	77,318	389,562	462,906	5	-	-	3,974	0.0%
Fidelity Securities Lending Cash Central Fund 0.07%	-	457,256	457,256	23	-	-	-	0.0%
Fidelity Specialized High Income Central Fund	42	2	-	2	-	(3)	41	0.0%
Total	77,360	846,820	920,162	30	-	(3)	4,015

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Nonconvertible Bonds, U.S. Government and Government Agency Obligations, Municipal Securities, Foreign Government and Government Agency Obligations and Bank Notes are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. U.S. Government Agency - Mortgage Securities, Asset-Backed Securities, Collateralized Mortgage Obligations and Commercial Mortgage Securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

Credit Risk
The Fund invests a significant portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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